Shareholders' equity - Issued Share Capital (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Mar. 30, 2025 vote	Mar. 31, 2024 CAD ($) shares	Nov. 21, 2023 CAD ($) shares	Apr. 02, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)			7,855,007		1,152,802
Automatic Share Purchase Plan (“ASPP”)
Disclosure of classes of share capital [line items]
Liability to broker | $					$ 20.0
Multiple voting shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		10
Conversion ratio of multiple voting shares to subordinate shares		1
Percentage beneficial ownership when shares will automatically be converted (less than)		0.15
Number of shares repurchased (in shares)			0		0
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Number of shares repurchased (in shares)			7,855,007		1,152,802
Subordinate voting shares | Fiscal 2023 NCIB
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)	4,268,883			5,421,685	1,152,802
NCIB purchase of subordinate voting shares | $	$ 83.3			$ 111.2	$ 26.7
Subordinate voting shares | Automatic Share Purchase Plan (“ASPP”)
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)	1,184,152		3,088,648		821,622
NCIB purchase of subordinate voting shares | $	$ 25.3		$ 49.6		$ 20.0
Subordinate voting shares | Retained earnings | Fiscal 2023 NCIB
Disclosure of classes of share capital [line items]
NCIB purchase of subordinate voting shares | $	$ 73.6				$ 25.4